INCOME TAXES (Schedule of Uncertain Tax Benefits Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Uncertain Tax Benefits [Roll Forward]
Balance, beginning of year	$ 6,136	$ 3,927	$ 5,530
Increase Resulting from Current Year Tax Positions	349	0	0
Increase Resulting from Prior Year Tax Positions	729	7,796	1,001
Decrease Resulting from Prior Year Tax Positions	(477)	0	0
Settlements	0	(3,523)	(962)
Statute of limitations lapses	(3,338)	(2,064)	(1,642)
Balance, end of year	$ 3,399	$ 6,136	$ 3,927